UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2009
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Blue Ridge Capital Holdings LLC
           Blue Ridge Capital Offshore Holdings LLC
           --------------------------------------------------
Address:   660 Madison Avenue
           --------------------------------------------------
           New York, NY 10065-8405
           --------------------------------------------------

Form 13F File Number:  28-6968
                      ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Griffin
           --------------------------------------------------
Title:     Managing Member
           --------------------------------------------------
Phone:     212 446 6200
           --------------------------------------------------

Signature, Place, and Date of Signing:

           /s/ John Griffin            New York, NY                8/14/09
       ------------------------   -------------------------       ----------
             [Signature]              [City, State]                 [Date]

Report Type (Check only one.):

[ x ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   49
                                               -------------

Form 13F Information Table Value Total:           $3,933,825
                                               -------------
                                               (in thousands)




Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


     No.   Form 13F File Number           Name

                                                  Form 13F INFORMATION TABLE


        COLUMN 1                COLUMN 2    COLUMN 3   COLUMN 4        COLUMN 5           COLUMN 6   COLUMN 7           COLUMN 8
-----------------------------  ----------  ---------  ----------   -------------------   ----------  --------  ---------------------
                                                         VALUE      SHRS OR    SH/ PUT/   INVESTMENT   OTHER       VOTING AUTHORITY
    NAME OF ISSUER         TITLE OF CLASS    CUSIP     (x$1000)     PRN AMT    PRN CALL   DISCRETION  MANAGERS   SOLE   SHARED  NONE
------------------------- -----------------  ---------  ----------   -------------------   ----------  --------  -------------------
AGNICO EAGLE MINES LTD          COM         008474108     38835       740000   SH           SOLE                  740000    0      0
AMAZON COM INC                  COM         023135106    161046      1925000   SH           SOLE                 1925000    0      0
AMERICAN CAP LTD                COM         02503Y103      1728       538346   SH           SOLE                  538346    0      0
APPLE INC                       COM         037833100    287709      2020000   SH           SOLE                 2020000    0      0
AXIS CAPITAL HOLDINGS           SHS         G0692U109     31416      1200000   SH           SOLE                 1200000    0      0
BERKSHIRE HATHAWAY INC DEL      CL A        084670108     77400          860   SH           SOLE                     860    0      0
BLACKROCK INC                   COM         09247X101    135073       770000   SH           SOLE                  770000    0      0
BROADRIDGE FINL SOLUTIONS IN    COM         11133T103     71886      4335700   SH           SOLE                 4335700    0      0
CME GROUP INC                   COM         12572Q105    204095       656000   SH           SOLE                  656000    0      0
COVANTA HLDG CORP               COM         22282E102    146910      8662117   SH           SOLE                 8662117    0      0
CROWN CASTLE INTL CORP          COM         228227104    103286      4300000   SH           SOLE                 4300000    0      0
DIREXION SHS ETF TR             DLY FINL
                                BEAR 3X     25459W607      3262       700000   SH           SOLE                  700000    0      0
DISCOVERY COMMUNICATNS NEW      COM SER C   25470F302     86637      4220000   SH           SOLE                 4220000    0      0
DISCOVERY COMMUNICATNS NEW      COM SER A   25470F104    119528      5310000   SH           SOLE                 5310000    0      0
ECHOSTAR CORP                   CL A        278768106     48856      3065000   SH           SOLE                 3065000    0      0
EXPRESS SCRIPTS INC             COM         302182100     53223       774147   SH           SOLE                  774147    0      0
EXTERRAN HLDGS INC              COM         30225X103     22456      1400000   SH           SOLE                 1400000    0      0
GOLDCORP INC NEW                COM         380956409     29016       835000   SH           SOLE                  835000    0      0
GREENLIGHT CAPITAL RE LTD       CLASS A     G4095J109     15283       882892   SH           SOLE                  882892    0      0
HARLEY DAVIDSON INC             COM         412822108     16210      1000000   SH           SOLE                 1000000    0      0
INTEROIL CORP                   COM         460951106     15493       525000   SH           SOLE                  525000    0      0
ISHARES SILVER TRUST            ISHARES     46428Q109     54457      4070000   SH           SOLE                 4070000    0      0
MASTERCARD INC                  CL A        57636Q104    102561       613000   SH           SOLE                  613000    0      0
MICROSOFT CORP                  COM         594918104    175066      7365000   SH           SOLE                 7365000    0      0
MILLIPORE CORP                  COM         601073109    212315      3024000   SH           SOLE                 3024000    0      0
MONSANTO CO NEW                 COM         61166W101     67649       910000   SH           SOLE                  910000    0      0
NATIONAL OILWELL VARCO INC      COM         637071101    144978      4439000   SH           SOLE                 4439000    0      0
NETFLIX INC                     COM         64110L106     15765       381350   SH           SOLE                  381350    0      0
NEWMONT MINING CORP             COM         651639106     23296       570000   SH           SOLE                  570000    0      0
NOVAGOLD RES INC                COM NEW     66987E206      8230      1923000   SH           SOLE                 1923000    0      0
PALM INC NEW                    COM         696643105     22645      1365775   SH           SOLE                 1365775    0      0
PARTNERRE LTD                   COM         G6852T105     44166       680000   SH           SOLE                  680000    0      0
PETROHAWK ENERGY CORP           COM         716495106     66120      2965000   SH           SOLE                 2965000    0      0
PFIZER INC                      COM         717081103    204900     13660000   SH           SOLE                13660000    0      0
RANGE RES CORP                  COM         75281A109     36855       890000   SH           SOLE                  890000    0      0
REDWOOD TR INC                  COM         758075402     10332       700000   SH           SOLE                  700000    0      0
RENAISSANCERE HOLDINGS LTD      COM         G7496G103     32811       705000   SH           SOLE                  705000    0      0
SCHERING PLOUGH CORP            COM         806605101    188526      7505000   SH           SOLE                 7505000    0      0
SCHWAB CHARLES CORP NEW         COM         808513105     45604      2600000   SH           SOLE                 2600000    0      0
STATE STR CORP                  COM         857477103     73160      1550000   SH           SOLE                 1550000    0      0
THERMO FISHER SCIENTIFIC INC    COM         883556102    203850      5000000   SH           SOLE                 5000000    0      0
VALE S A                        ADR         91912E105    145771      8268333   SH           SOLE                 8268333    0      0
VISA INC                        COM CL A    92826C839    185890      2985700   SH           SOLE                 2985700    0      0
VMWARE INC                      CL A COM    928563402     36815      1350000   SH           SOLE                 1350000    0      0
WELLS FARGO & CO NEW            COM         949746101     12130       500000   SH           SOLE                  500000    0      0
WESTERN UN CO                   COM         959802109     97990      5975000   SH           SOLE                 5975000    0      0
WHOLE FOODS MKT INC             COM         966837106     18980      1000000   SH           SOLE                 1000000    0      0
WYNN RESORTS LTD                COM         983134107     12708       360000   SH           SOLE                  360000    0      0
YAMANA GOLD INC                 COM         98462Y100     20907      2365000   SH           SOLE                 2365000    0      0

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